Basis of Presentation - Additional Information (Detail)	12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2013 USD ($) Segment Customer	Jun. 30, 2012 USD ($)	Jun. 30, 2013	Dec. 21, 2004	Jun. 30, 2013 Non Cash USD ($)	Jun. 30, 2012 Non Cash USD ($)	Jun. 30, 2013 6.25% Convertible Debenture USD ($)	Jun. 30, 2012 6.25% Convertible Debenture USD ($)	Jun. 30, 2013 6.25% Convertible Debenture Non Cash USD ($)	Jun. 30, 2013 Contract rights	Jun. 30, 2012 Contract rights	Jun. 30, 2013 Contract rights Minimum	Jun. 30, 2013 Contract rights Maximum	Jun. 30, 2013 Non Compete Covenant Minimum	Jun. 30, 2013 Non Compete Covenant Maximum	Jun. 30, 2013 Transportation equipment Minimum	Jun. 30, 2012 Transportation equipment Minimum	Jun. 30, 2013 Transportation equipment Maximum	Jun. 30, 2012 Transportation equipment Maximum	Jun. 30, 2013 Buildings	Jun. 30, 2012 Buildings	Jun. 30, 2013 Other Property and Equipment Minimum	Jun. 30, 2013 Other Property and Equipment Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Customers which account for more than 10% of its revenues	0
Property and equipment useful life																7 years	7 years	11 years	11 years	40 years	40 years	3 years	5 years
Depreciation Expense	$ 40,900,000	$ 36,200,000
Estimated useful life of intangible assets										14 years	16 years	20 years	23 years	2 years	5 years
Amortization expense related to intangible assets	4,200,000	3,400,000
Non cash gain in connection with change in fair value of notes									1,100,000
Value of embedded conversion feature represents a liability							1,000,000	2,000,000
Deferred financing cost	5,500,000	6,700,000
Amortization of financing costs	2,166,000	1,722,000
Impairment of Long-Lived Assets	0	0
Insurance reserves	17,500,000	15,900,000
Stock based compensation expense					$ 3,300,000	$ 3,600,000
Weighted average trading price of common shares trading days	10 days
Historical value of Subordinated Note component of the IPS			3.847	3.847
Number of reportable segments	2